Financial Instruments - Fair Value of Other Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		$ 0	$ 550,000
2013 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		0	555,500
2016 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,649,460	1,647,113	1,642,418
2016 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,781,417	1,824,177	1,650,630
2020 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	420,000	420,000	0
2020 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	$ 427,350	$ 437,850	$ 0